CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 1,158,024	$ 441,923
Restricted cash		167,286
Accounts receivable, net (Note 3)	306,500	259,521
Amounts due from affiliated companies (Note 20(a))	1,846	1,528
Amount due from a shareholder (Note 20(d))	6
Income tax receivable		198
Inventories	15,258	14,990
Prepaid expenses and other current assets	23,882	15,026
Total current assets	1,505,516	900,472
PROPERTY AND EQUIPMENT, NET (Note 4)	2,655,429	2,671,895
GAMING SUBCONCESSION, NET (Note 5)	599,505	656,742
INTANGIBLE ASSETS, NET (Note 6)	4,220	4,220
GOODWILL (Note 6)	81,915	81,915
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS (Note 7)	72,858	95,629
RESTRICTED CASH (Note 11)	364,807
DEFERRED TAX ASSETS (Note 15)	24	25
DEFERRED FINANCING COSTS	42,738	45,387
LAND USE RIGHTS, NET (Note 8)	942,968	428,155
TOTAL	6,269,980	4,884,440
CURRENT LIABILITIES
Accounts payable (Note 9)	12,023	8,880
Accrued expenses and other current liabilities (Note 10)	588,719	462,084
Income tax payable	1,240	934
Current portion of long-term debt (Note 11)		202,997
Amounts due to affiliated companies (Note 20(b))	1,137	673
Amounts due to shareholders (Note 20(d))		36
Total current liabilities	603,119	675,604
LONG-TERM DEBT (Note 11)	2,325,980	1,521,251
OTHER LONG-TERM LIABILITIES (Note 12)	27,900	6,496
DEFERRED TAX LIABILITIES (Note 15)	70,028	18,010
LOANS FROM SHAREHOLDERS (Note 20(c))		115,647
LAND USE RIGHTS PAYABLE (Note 19(c))	55,301	24,241
COMMITMENTS AND CONTINGENCIES (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 and 2,500,000,000 shares as of December 31, 2011 and 2010 and issued - 1,653,101,002 and 1,605,658,111 shares as of December 31, 2011 and 2010, respectively (Note 14))	16,531	16,056
Treasury shares, at US$0.01 par value per share (10,552,328 and 8,409,186 shares as of December 31, 2011 and 2010, respectively (Note 14))	(106)	(84)
Additional paid-in capital	3,223,274	3,095,730
Accumulated other comprehensive losses	(1,034)	(11,345)
Accumulated losses	(282,510)	(577,166)
Total Melco Crown Entertainment Limited shareholders' equity	2,956,155	2,523,191
Noncontrolling interests	231,497
Total equity	3,187,652	2,523,191
TOTAL	$ 6,269,980	$ 4,884,440